Cover Page	Apr. 20, 2021	Apr. 19, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 19, 2021
Entity Registrant Name		Harley-Davidson, Inc.
Entity Incorporation, State or Country Code		WI
Entity File Number		1-9183
Entity Tax Identification Number		39-1382325
Entity Address, Address Line One		3700 West Juneau Avenue
Entity Address, City or Town		Milwaukee
Entity Address, State or Province		WI
Entity Address, Postal Zip Code		53208
City Area Code		414
Local Phone Number		342-4680
Title of 12(b) Security		COMMON STOCK, $0.01 par value per share
Trading Symbol		HOG
Security Exchange Name		NYSE
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company		false
Entity Central Index Key		0000793952
Amendment Flag		false